UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22662

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 80.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.9%
TransDigm, Inc., 5.50%, 10/15/20	$500	$511,875

		$511,875

Air Transportation — 2.3%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$525,000
American Airlines Group, Inc., 6.125%, 6/1/18	500	521,250
United Continental Holdings, Inc., 6.00%, 12/1/20	250	269,375

		$1,315,625

Automotive & Auto Parts — 4.3%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$257,500
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	150	154,688
IHO Verwaltungs GmbH, 4.125%, 9/15/21(1)(2)	750	762,187
Navistar International Corp., 8.25%, 11/1/21	550	559,625
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	750	783,750

		$2,517,750

Banks & Thrifts — 1.9%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$512,500
Ally Financial, Inc., 8.00%, 12/31/18	250	271,250
CIT Group, Inc., 5.50%, 2/15/19(1)	335	354,681

		$1,138,431

Building Materials — 1.5%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$285	$308,866
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	46,575
USG Corp., 8.25%, 1/15/18	500	526,875

		$882,316

Cable / Satellite TV — 3.1%
Altice Financing S.A., 6.50%, 1/15/22(1)	$250	$262,812
Cablevision Systems Corp., 8.00%, 4/15/20	500	559,690
Cablevision Systems Corp., 8.625%, 9/15/17	222	228,383
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	262	270,680
DISH DBS Corp., 4.25%, 4/1/18	250	255,000
DISH DBS Corp., 5.125%, 5/1/20	250	261,875

		$1,838,440

Security	Principal Amount (000’s omitted)	Value

Capital Goods — 0.4%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$258,438

		$258,438

Chemicals — 1.1%
Tronox Finance, LLC, 6.375%, 8/15/20	$80	$81,700
W.R. Grace & Co., 5.125%, 10/1/21(1)	500	538,125

		$619,825

Consumer Products — 1.6%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$150	$151,875
HRG Group, Inc., 7.875%, 7/15/19	750	780,187

		$932,062

Containers — 0.8%
Ball Corp., 4.375%, 12/15/20	$455	$480,594

		$480,594

Diversified Financial Services — 6.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$1,000,352
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	218	226,175
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,000	1,020,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	500	521,250
Navient Corp., 4.625%, 9/25/17	250	252,500
Navient Corp., 6.50%, 6/15/22	100	103,500
Navient Corp., 8.00%, 3/25/20	500	551,250
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	290	307,400

		$3,982,427

Diversified Media — 2.2%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$498,750
IAC/InterActiveCorp, 4.875%, 11/30/18	787	798,215

		$1,296,965

Energy — 12.4%
Antero Resources Corp., 5.375%, 11/1/21	$750	$777,187
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	179,350
Denbury Resources, Inc., 9.00%, 5/15/21(1)	100	106,000
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	565,937
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	345	363,113

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	$250	$260,000
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	508	520,700
Permian Resources, LLC/AEPB Finance Corp., 7.535%, 8/1/19(1)(3)	500	408,125
Precision Drilling Corp., 6.50%, 12/15/21	15	15,263
Precision Drilling Corp., 6.625%, 11/15/20	299	304,979
Resolute Energy Corp., 8.50%, 5/1/20	1,050	1,073,625
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	500	525,000
Tervita Escrow Corp., 7.625%, 12/1/21(1)	545	562,712
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	545	580,425
Weatherford International, Ltd., 5.125%, 9/15/20	250	252,675
Whiting Petroleum Corp., 5.00%, 3/15/19	500	507,500
WPX Energy, Inc., 7.50%, 8/1/20	250	266,250

		$7,268,841

Entertainment / Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$506,250

		$506,250

Environmental — 1.7%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$476,816
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	540,000

		$1,016,816

Food & Drug Retail — 3.5%
Rite Aid Corp., 6.75%, 6/15/21	$1,000	$1,012,500
Safeway, Inc., 3.95%, 8/15/20	330	323,400
Safeway, Inc., 4.75%, 12/1/21	750	731,250

		$2,067,150

Food / Beverage / Tobacco — 0.7%
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	$400	$426,000

		$426,000

Gaming — 3.2%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,500
MGM Resorts International, 6.75%, 10/1/20	750	836,250
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	212,799
Scientific Games International, Inc., 7.00%, 1/1/22(1)	75	80,484

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Station Casinos, LLC, 7.50%, 3/1/21	$37	$38,619
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	685	698,580

		$1,898,232

Health Care — 5.2%
Alere, Inc., 6.50%, 6/15/20	$260	$267,150
Alere, Inc., 7.25%, 7/1/18	900	909,563
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(1)(2)(4)	95	97,138
HCA, Inc., 3.75%, 3/15/19	526	539,150
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	75	84,375
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	214,143
Tenet Healthcare Corp., 4.631%, 6/15/20(3)	500	505,000
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	53,625
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	155	133,881
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	110	112,888
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	105	104,934

		$3,021,847

Homebuilders / Real Estate — 0.9%
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	$500	$517,500

		$517,500

Insurance — 0.5%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$25	$25,219
USI, Inc., 7.75%, 1/15/21(1)	250	255,150

		$280,369

Leisure — 1.1%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$123,600
NCL Corp., Ltd., 4.75%, 12/15/21(1)	495	508,613

		$632,213

Metals / Mining — 2.0%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$516,250
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	205	214,737
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	50	52,000
Peabody Energy Corp., 6.00%, 3/31/22(1)	40	40,950

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
SunCoke Energy, Inc., 7.625%, 8/1/19	$195	$193,050
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	125	128,750

		$1,145,737

Publishing / Printing — 0.4%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$255	$258,188

		$258,188

Restaurants — 2.0%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$365	$376,516
Yum! Brands, Inc., 3.875%, 11/1/20	750	773,737

		$1,150,253

Services — 4.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.805%, 12/1/17(3)	$925	$925,749
Hertz Corp. (The), 5.875%, 10/15/20	500	468,750
Laureate Education, Inc., 9.25%, 9/1/19(1)	720	757,800
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	518,845

		$2,671,144

Steel — 0.2%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$35	$34,825
United States Steel Corp., 8.375%, 7/1/21(1)	55	60,706

		$95,531

Super Retail — 0.6%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$165	$168,713
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	158,250

		$326,963

Technology — 4.0%
Avaya, Inc., 9.00%, 4/1/19(1)(5)	$250	$211,250
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	25	26,264
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	500	531,250
Infor (US), Inc., 5.75%, 8/15/20(1)	133	139,068
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	395	405,665
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,022,730

		$2,336,227

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 7.9%
Frontier Communications Corp., 6.25%, 9/15/21	$125	$116,250
Frontier Communications Corp., 10.50%, 9/15/22	25	25,281
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	244,125
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	366,000
Level 3 Financing, Inc., 4.762%, 1/15/18(3)	750	752,344
Sprint Communications, Inc., 7.00%, 8/15/20	500	543,125
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,288,094
T-Mobile USA, Inc., 6.836%, 4/28/23	500	537,500
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	750	765,937

		$4,638,656

Utilities — 1.7%
AES Corp. (The), 4.055%, 6/1/19(3)	$490	$491,617
Dynegy, Inc., 6.75%, 11/1/19	510	520,200

		$1,011,817

Total Corporate Bonds & Notes (identified cost $46,387,868)		$47,044,482

Senior Floating-Rate Loans — 10.7%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.9%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$497	$497,569

		$497,569

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.553%, Maturing 8/23/21	$240	$259,700

		$259,700

Gaming — 1.7%
GLP Financing, LLC, Term Loan, 2.736%, Maturing 4/29/21	$1,000	$992,500

		$992,500

Metals / Mining — 0.2%
Peabody Energy Corporation, Term Loan, 5.50%, Maturing 3/31/22	$120	$120,550

		$120,550

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services — 1.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$215	$206,400
AlixPartners, LLP, Term Loan, 4.15%, Maturing 7/28/22	500	503,594
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.503%, Maturing 12/17/21	250	251,563

		$961,557

Super Retail — 0.6%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$323	$323,369

		$323,369

Technology — 2.6%
EIG Investors Corp., Term Loan, 6.532%, Maturing 11/9/19	$739	$744,804
Veritas US, Inc., Term Loan, 6.772%, Maturing 1/27/23	750	747,281

		$1,492,085

Telecommunications — 2.7%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,100	$1,119,479
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	470	489,387

		$1,608,866

Total Senior Floating-Rate Loans (identified cost $6,135,722)		$6,256,196

Convertible Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value

Utilities — 2.1%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$316,200
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	709,335
Pattern Energy Group, Inc., 4.00%, 7/15/20	215	218,359

		$1,243,894

Total Convertible Bonds (identified cost $1,169,299)		$1,243,894

Commercial Mortgage-Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value

Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$1,000	$1,007,999

		$1,007,999

Total Commercial Mortgage-Backed Securities (identified cost $989,926)		$1,007,999

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(7)	1,768,587	$1,769,118

		$1,769,118

Total Short-Term Investments (identified cost $1,768,987)		$1,769,118

Total Investments — 97.9% (identified cost $56,451,802)		$57,321,689

Other Assets, Less Liabilities — 2.1%		$1,245,248

Net Assets — 100.0%		$58,566,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $21,306,899 or 36.4% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(4)	When-issued/delayed delivery security.

(5)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Abbreviations:

PIK	–	Payment In Kind

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $54,682,815)	$55,552,571
Affiliated investment, at value (identified cost, $1,768,987)	1,769,118
Cash	25,952
Interest receivable	891,934
Dividends receivable from affiliated investment	1,318
Receivable for investments sold	585,261
Receivable from affiliate	15,198
Total assets	$58,841,352

Liabilities
Payable for investments purchased	$114,675
Payable for when-issued securities	95,000
Payable to affiliates:
Investment adviser fee	26,048
Trustees’ fees	352
Accrued expenses	38,340
Total liabilities	$274,415
Net Assets applicable to investors’ interest in Portfolio	$58,566,937

Sources of Net Assets
Investors’ capital	$57,697,050
Net unrealized appreciation	869,887
Total	$58,566,937

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income (net of foreign taxes, $811)	$1,623,339
Dividends from affiliated investment	5,310
Total investment income	$1,628,649

Expenses
Investment adviser fee	$169,777
Trustees’ fees and expenses	2,120
Custodian fee	20,932
Legal and accounting services	25,935
Miscellaneous	2,068
Total expenses	$220,832
Deduct —
Allocation of expenses to affiliate	$15,198
Total expense reductions	$15,198

Net expenses	$205,634

Net investment income	$1,423,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$144,617
Investment transactions — affiliated investment	406
Net realized gain	$145,023
Change in unrealized appreciation (depreciation) —
Investments	$542,828
Investments — affiliated investment	38
Net change in unrealized appreciation (depreciation)	$542,866

Net realized and unrealized gain	$687,889

Net increase in net assets from operations	$2,110,904

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$1,423,015	$2,534,902
Net realized gain (loss) from investment transactions	145,023	(770,117)
Net change in unrealized appreciation (depreciation) from investments	542,866	1,754,409
Net increase in net assets from operations	$2,110,904	$3,519,194
Capital transactions —
Contributions	$5,528,607	$21,691,988
Withdrawals	(10,043,527)	(21,794,610)
Net decrease in net assets from capital transactions	$(4,514,920)	$(102,622)

Net increase (decrease) in net assets	$(2,404,016)	$3,416,572

Net Assets
At beginning of period	$60,970,953	$57,554,381
At end of period	$58,566,937	$60,970,953

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2012(1)
Ratios/Supplemental Data			2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.69	% (3)(4)	0.76%	0.76%	0.77%	0.80%	0.84	%(3)
Net investment income	4.75	%(3)	4.34%	4.24%	4.46%	4.91%	4.90	%(3)
Portfolio Turnover	32	%(5)	67%	41%	65%	92%	50	%(5)

Total Return	3.53	%(4)(5)	6.13%	1.50%	2.87%	6.18%	5.00	%(5)

Net assets, end of period (000’s omitted)	$58,567		$60,971	$57,554	$57,811	$55,708	$52,467

(1)	For the period from the start of business, February 21, 2012, to October 31, 2012.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	The investment adviser reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended April 30, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

21	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 61.3%, 30.9% and 7.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

22

Short Duration High Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement effective January 1, 2017 between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of holders of interests in the Portfolio. Prior to January 1, 2017, the fee was computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on net assets of $500 million and over. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $169,777 or 0.57% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $15,198 of the Portfolio’s operating expenses for the six months ended April 30, 2017. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $18,556,047 and $22,505,361, respectively, for the six months ended April 30, 2017.

23

Short Duration High Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,483,944

Gross unrealized appreciation	$1,109,431
Gross unrealized depreciation	(271,686)

Net unrealized appreciation	$837,745

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$47,044,482	$—	$47,044,482
Senior Floating-Rate Loans	—	6,256,196	—	6,256,196
Convertible Bonds	—	1,243,894	—	1,243,894
Commercial Mortgage-Backed Securities	—	1,007,999	—	1,007,999
Short-Term Investments	—	1,769,118	—	1,769,118

Total Investments	$—	$57,321,689	$—	$57,321,689

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration High Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Short Duration High Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

26

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each

27

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14893    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017